RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Freight rate fluctuations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) T	Dec. 31, 2019 USD ($) T	Dec. 31, 2018 USD ($) T
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of freight earnings derived from tankers secured by agreements	14.40%	9.50%	13.10%
Percentage of physical time charter contracts accounted for overall hedging	41.90%	59.30%	62.80%
Percentage of coverage	28.10%	8.60%	9.90%
Long Position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional contract value of derivative | $	$ 52.7	$ 22.5	$ 18.8
Notional contract volume | T	2,714,000	1,295,000	1,447,000
Short Position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional contract value of derivative | $	$ 165.0	$ 34.9	$ 39.6
Notional contract volume | T	8,799,000	1,585,190	2,683,000
Cargo contracts and time charte ragreements | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	36 months
Cargo contracts and time charte ragreements | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	6 months
Forward freight agreements | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	24 months
Forward freight agreements | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	0 months